Risk Management (Details) - Schedule of guarantee values - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Loans to corporate entities [member]
Risk Management (Details) - Schedule of guarantee values [Line Items]
Maximum exposure to credit risk	$ 12,810,975	$ 12,117,724
Mortgages	3,091,284	2,660,585
Pledge	128,366	82,365	[1]
Securities	565,761	345,246
Warrants	2,842	2,182
Net collateral	3,788,253	3,090,378
Net exposure	9,022,722	9,027,346
Small Business Loans [Member]
Risk Management (Details) - Schedule of guarantee values [Line Items]
Maximum exposure to credit risk	4,790,622	4,176,488
Mortgages	3,178,176	3,208,206
Pledge	28,832	30,466	[1]
Securities	14,242	26,674
Warrants
Net collateral	3,221,250	3,265,346
Net exposure	1,569,372	911,142
Consumers loans [Member]
Risk Management (Details) - Schedule of guarantee values [Line Items]
Maximum exposure to credit risk	3,948,721	4,532,333
Mortgages	333,191	362,140
Pledge	795	966	[1]
Securities	2,518	2,045
Warrants
Net collateral	336,504	365,151
Net exposure	3,612,217	4,167,182
Mortgages [member]
Risk Management (Details) - Schedule of guarantee values [Line Items]
Maximum exposure to credit risk	9,387,372	9,206,727
Mortgages	8,499,584	8,019,519
Pledge	113	51	[1]
Securities	87	176
Warrants
Net collateral	8,499,784	8,019,746
Net exposure	887,588	1,186,981
Loans To Customers Net [Member]
Risk Management (Details) - Schedule of guarantee values [Line Items]
Maximum exposure to credit risk	30,937,690	30,033,272
Mortgages	15,102,235	14,250,450
Pledge	158,106	113,848	[1]
Securities	582,608	374,141
Warrants	2,842	2,182
Net collateral	15,845,791	14,740,621
Net exposure	$ 15,091,899	$ 15,292,651

[1]	Includes agricultural and industrial pledges, and pledges without conveyance.